Basis of Presentation and Significant Accounting Policies - Schedule Of Dilutive Securities (Details) (10K) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Total potential dilutive securities	50,159,569	30,960,774
Convertible Debt [Member]
Total potential dilutive securities	6,441,644	7,848,421
Preferred Stock [Member]
Total potential dilutive securities	37,735,920	16,270,000
Common Stock Options [Member]
Total potential dilutive securities	2,402,500	51,350
Common Stock Warrants [Member]
Total potential dilutive securities	3,579,505	6,791,003